MARKETABLE SECURITIES (Details)	9 Months Ended
Dec. 31, 2024 CAD ($) shares
Statement [Line Items]
Shares/Warrants Held | shares	2,780,729
Cost	$ 1,648,737
Fair Value	22,286
Fair Value Increase(Decrease)	$ (1,626,451)
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants Held | shares	550,000
Cost	$ 727,000
Fair Value	200
Fair Value Increase(Decrease)	$ (726,800)
Other
Statement [Line Items]
Shares/Warrants Held | shares	1,680,729
Cost	$ 14,237
Fair Value	13,836
Fair Value Increase(Decrease)	$ (401)
Carlyle Commodities Corp. Shares [Member]
Statement [Line Items]
Shares/Warrants Held | shares	550,000
Cost	$ 907,500
Fair Value	8,250
Fair Value Increase(Decrease)	$ (899,250)